CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDERS` EQUITY (Parentheticals) - shares	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Treasury Stock, Shares, Acquired	92,232
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	16,000